Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Payables [Abstract]
Schedule of Other Payables
	December 31
	2017	2018
Payables for salaries and bonuses	$1,376,197	$1,153,048
Payables for professional fees	412,676	680,708
Payables for cash-settled share-based payment transactions (Note 19)	195,000	669,042
Interest payables	—	50,430
Others	96,671	129,433
	$2,080,544	$2,682,661